SCHEDULE OF CLAIMS AND ADVANCES (Details) - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Claims And Advances
Total	[1]	$ 86	$ 531

[1]	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.